Other creditors (Details) - aircraft	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Other creditors
Number of sale and leaseback aircraft returned	2	0	8
Total sale-and-leaseback aircraft	31